RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS [Abstract]
RIGHT-OF-USE ASSETS
6.	RIGHT-OF-USE ASSETS

Right-of-use assets consists of leased vehicles and a leased warehouse carried at cost less accumulated depreciation. The Company’s vehicles as at December 31, 2021 and December 31, 2020 are as follows:

	Vehicles $	ROU Assets $	Total $
Cost
Balance, December 31, 2019	-	894,046	894,046
Additions	166,501	358,423	524,924
Disposal	-	(881,676)	(881,676)
Balance, December 31, 2020	166,501	370,793	537,294
Additions	58,352	619,678	678,030
Disposal	(26,108)	(150,772)	(176,880)
Balance, December 31, 2021	198,745	839,699	1,038,444

Accumulated amortization
Balance, December 31, 2019	-	683,789	683,789
Amortization	16,559	372,300	388,859
Disposal	-	(879,053)	(879,053)
Balance, December 31, 2020	16,559	177,036	193,595
Amortization	79,922	266,610	346,532
Disposal	(3,264)	(150,772)	(154,036)
Balance, December 31, 2021	93,217	292,874	386,091

Net Book Value
Balance, December 31, 2020	149,942	193,757	343,699
Balance, December 31, 2021	105,528	546,825	652,353

During the year ended December 31, 2021, the Company included $346,532 (2020 - $388,859) of amortization in cost of sales.

On October 1, 2020, the Company purchased vehicles for $132,466 to increase its delivery capacity. The Company paid $77,999 in cash and financed the remaining $54,467 via short term loans. The loans were non-interest bearing and repaid during the year ended December 31, 2021.

On December 31, 2020, upon expiration of certain vehicle leases the Company purchased the previously leased vehicles for $34,035.

During the year ended December 31, 2021, the Company disposed of two vehicles and received $15,314 and recorded a write-off of asset of $7,530.